Pay vs Performance Disclosure - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2023	Oct. 01, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
2023 PAY VERSUS PERFORMANCE TABLE
The following table sets forth information regarding the Company’s performance and the “compensation actually paid” (CAP) to our NEOs, as calculated in accordance with SEC disclosure rules:
Year(1)	Summary Compensation Table Total for PEO(2)		Compensation Actually Paid to PEO(3)		Average Summary Compensation Table Total for non-PEO NEOs(2)	Average Compensation Actually Paid to non-PEO NEOs(3)	Value of Initial Fixed $100 Investment Based On:(4)			Net Income (in thousands)	Adjusted Earnings Before Interest and Taxes (in thousands)(5)
	Jason Dies	Marc B. Lautenbach	Jason Dies	Marc B. Lautenbach			Total Shareholder Return	New Peer Group Total Shareholder Return	Old Peer Group Total Shareholder Return
2023	$2,712,791	$7,266,238	$2,794,637	$4,656,167	$1,808,904	$1,840,026	$131	$105	n/a	$(385,627)	$171,595
2022	n/a	$7,023,960	n/a	$777,215	$1,617,341	$678,613	$107	$88	$88	$36,940	$153,780
2021	n/a	$4,913,938	n/a	$6,871,285	$1,599,173	$1,747,398	$177	$113	$111	$(1,351)	$173,689
2020	n/a	$4,713,361	n/a	$11,196,599	$1,401,141	$1,478,019	$161	$109	$109	$(180,376)	$213,584
(1)
Jason Dies has served as Interim CEO and Principal Executive Officer (“PEO”) since October 2, 2023; prior to this date in 2023, and for the entirety of 2022, 2021, and 2020, Marc B. Lautenbach served as the PEO; our other NEOs for the applicable years were as follows:

- 2023: Ana Chadwick, Gregg Zegras, Daniel Goldstein, and James Fairweather
- 2022: Ana Chadwick, Jason Dies, Daniel Goldstein, and James Fairweather
- 2021: Ana Chadwick, Jason Dies, Gregg Zegras, James Fairweather, and Joseph Catapano
- 2020: Jason Dies, Gregg Zegras, Daniel Goldstein, Joseph Catapano, and Stanley J. Sutula III
(2)
Amounts reported in this column represent (i) the total compensation reported in the Summary Compensation Table for the applicable year in the case of Mr. Dies and Mr. Lautenbach and (ii) the average of the total compensation reported in the Summary Compensation Table for the applicable year for our other NEOs, other than Mr. Lautenbach and, for 2023 only, Mr. Dies.

When the 2020 long term compensation awards were issued, we replaced PSUs with cash settled CIUs. Under SEC disclosure rules, stock awards are required to be included in the Summary Compensation Table in the year granted, while CIU awards are included at the end of the performance period when actually earned. This means Stock Awards and Total Compensation appear significantly higher for 2022 when compared to 2020 and 2021 because CIU awards are not included in the Summary Compensation Table until actually earned, and 2022 represented the first year that CIU payouts were included in the Summary Compensation Table for NEOs other than Mr. Zegras and Mr. Fairweather, who had a CIU payout in the 2021 Summary Compensation Table. This difference results from different disclosure rules on timing for different kinds of awards, and not on their value, and should normalize over time.
(3)
To calculate compensation actually paid, adjustments were made to the amounts reported in the Summary Compensation Table for the applicable year. A reconciliation of the adjustments made to 2023 amounts for Mr. Dies, Mr. Lautenbach, and for the average compensation of the other NEOs is set forth following the footnotes to this table.

(4)
In accordance with SEC rules, this column represents the annual change in the value of a $100 investment in Pitney Bowes Inc. and the indicated peer group from December 31, 2019 to the end of the indicated fiscal year, assuming the reinvestment of dividends.

Historical stock price performance is not necessarily indicative of future stock price performance. Total return for the peer group is based on market capitalization, weighted for each year. In 2022, as part of its annual process, the Committee reviewed the peer group and approved changes effective January 1, 2023 for the purposes of receiving NEO peer median pay levels and conducting pay practice reviews, as described in the “Compensation Discussion and Analysis” starting on page 53 of this Proxy Statement. Our new peer group, as reported in our 2023 Form 10-K is comprised of: ACCO Brands Corporation; Avery Dennison Corporation; Beyond, Inc. (name change from Overstock.com); Bread Financial Holdings, Inc. (name change from Alliance Data Systems); Cimpress plc; Deluxe Corporation; Diebold Nixdorf, Incorporated (included from 8/14/23 when it emerged from bankruptcy); Etsy, Inc.; Fidelity National Information Services, Inc.; Fiserv, Inc.; GXO Logistics, Inc. (included from 7/22/21 when it began trading); Hub Group, Inc.; NCR Voyix Corporation (name change from NCR Corporation); Rockwell Automation, Inc.; Ryder System, Inc.; Schneider National, Inc.; The Western Union Company; W.W. Grainger, Inc.; and Xerox Holdings Corporation.
Our old peer group, as was reported in our Annual Report on Form 10-K for the year ended December 31, 2022, was comprised of: ACCO Brands Corporation; Avery Dennison Corporation; Bread Financial Holdings, Inc.; Cimpress plc; Deluxe Corporation; Diebold Nixdorf, Incorporated; Etsy, Inc.; Fidelity National Information Services, Inc.; Fiserv, Inc.; Hub Group, Inc.; NCR Corporation; Overstock.com, Inc.; Rockwell Automation, Inc.; Ryder System, Inc.; Schneider National, Inc. (included from 4/6/17 when it began trading); The Western Union Company; W.W. Grainger, Inc.; and Xerox Holdings Corporation.
(5)
Adjusted EBIT is a non-GAAP measure. For a reconciliation and additional information, please see “Reconciliation of Reported Consolidated Results to Adjusted Measures” on page 96 of this Proxy Statement. Adjusted EBIT is the Company selected measure due to the Company’s strategic focus on profitable revenue growth. The Company selected measure may change from year to year.

Reconciliation of Compensation Actually Paid Adjustments:
Year	Summary Compensation Table Total ($)(a)	(Minus) Change in Accumulated Benefits Under Defined Benefit and Actuarial Pension Plans ($)(b)	Plus Service Costs Under Defined Benefit and Actuarial Pension Plans ($)(c)	(Minus) Grant Date Fair Value of Stock Option and Stock Awards Granted in Fiscal Year ($)(d)	Plus Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Option and Stock Awards Granted in Prior Fiscal Year ($)(e)	Plus/(Minus) Change in Fair Value of Outstanding and Unvested Stock Option and Stock Awards Granted in Prior Fiscal Years ($)(f)	Plus Fair Value Vesting of Stock Option and Stock Awards Granted in Fiscal Year that Vested During Fiscal Year ($)(g)	Plus/(Minus) Change in Fair Value as of Vesting Date of Stock Option and Stock Awards Granted in Prior Years for which Applicable Vesting Conditions Were Satisfied During Fiscal Year ($)(h)	Fair Value as of Prior Fiscal Year End of Stock Option and Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year ($)(i)	Equals Compensation Actually Paid ($)
	Jason Dies
2023	2,712,791	-	-	769,893	829,978	10,708	-	11,053	-	2,794,637
	Marc B. Lautenbach
2023	7,266,238	-	-	2,581,782	0	0	-	(28,289)	-	4,656,167
	Other NEOs (Average)(j)
2023	1,808,904	5,831	0	489,806	498,356	16,992	-	11,411	-	1,840,026
(a)	Represents Total Compensation as reported in the Summary Compensation Table for 2023. With respect to the other NEOs, amounts shown represent averages.
(b)	Represents the aggregate change in the actuarial present value of the accumulated benefits under all defined benefit and actuarial pension plans reported in the Summary Compensation Table for 2023.
(c)
Represents the sum of the actuarial present value of the benefits under all defined benefit and actuarial pension plans attributable to services rendered during 2023, calculated using the same methodology as used in the Company’s financial statements under generally accepted accounting principles.

(d)	Represents the grant date fair value of the stock option and stock awards granted during 2023, computed in accordance with the methodology used for financial reporting purposes.
(e)
Represents the fair value as of December 31, 2023 of the outstanding and unvested option awards and stock awards granted during 2023, using year-end stock price, and otherwise computed in accordance with the methodology used for financial reporting purposes.

(f)
Represents the change in fair value during 2023 of each option award and stock award that was granted in a prior fiscal year and that remained outstanding and unvested as of December 31, 2023, using year-end stock price, and otherwise computed in accordance with the methodology used for financial reporting purposes and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of December 31, 2023.

(g)	Represents the fair value at vesting of the option awards and stock awards that were granted and vested during 2023, computed in accordance with the methodology used for financial reporting purposes.
(h)
Represents the change in fair value, measured from the prior fiscal year-end to the vesting date, of each option award and stock award that was granted in a prior fiscal year and which vested during 2023, using the average of the high and low stock price on the vesting date for RSUs and PSUs, and otherwise computed in accordance with the methodology used for financial reporting purposes.

(i)
Represents the fair value as of the last day of the prior fiscal year of the option award and stock awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in 2023, using year-end stock price, and otherwise computed in accordance with the methodology used for financial reporting purposes.

(j)	See footnote 1 above for the NEOs included in the average for 2023.

Company Selected Measure Name			Adjusted EBIT
Named Executive Officers, Footnote
(1)
Jason Dies has served as Interim CEO and Principal Executive Officer (“PEO”) since October 2, 2023; prior to this date in 2023, and for the entirety of 2022, 2021, and 2020, Marc B. Lautenbach served as the PEO; our other NEOs for the applicable years were as follows:

- 2023: Ana Chadwick, Gregg Zegras, Daniel Goldstein, and James Fairweather
- 2022: Ana Chadwick, Jason Dies, Daniel Goldstein, and James Fairweather
- 2021: Ana Chadwick, Jason Dies, Gregg Zegras, James Fairweather, and Joseph Catapano
- 2020: Jason Dies, Gregg Zegras, Daniel Goldstein, Joseph Catapano, and Stanley J. Sutula III

Peer Group Issuers, Footnote
(4)
In accordance with SEC rules, this column represents the annual change in the value of a $100 investment in Pitney Bowes Inc. and the indicated peer group from December 31, 2019 to the end of the indicated fiscal year, assuming the reinvestment of dividends.

Historical stock price performance is not necessarily indicative of future stock price performance. Total return for the peer group is based on market capitalization, weighted for each year. In 2022, as part of its annual process, the Committee reviewed the peer group and approved changes effective January 1, 2023 for the purposes of receiving NEO peer median pay levels and conducting pay practice reviews, as described in the “Compensation Discussion and Analysis” starting on page 53 of this Proxy Statement. Our new peer group, as reported in our 2023 Form 10-K is comprised of: ACCO Brands Corporation; Avery Dennison Corporation; Beyond, Inc. (name change from Overstock.com); Bread Financial Holdings, Inc. (name change from Alliance Data Systems); Cimpress plc; Deluxe Corporation; Diebold Nixdorf, Incorporated (included from 8/14/23 when it emerged from bankruptcy); Etsy, Inc.; Fidelity National Information Services, Inc.; Fiserv, Inc.; GXO Logistics, Inc. (included from 7/22/21 when it began trading); Hub Group, Inc.; NCR Voyix Corporation (name change from NCR Corporation); Rockwell Automation, Inc.; Ryder System, Inc.; Schneider National, Inc.; The Western Union Company; W.W. Grainger, Inc.; and Xerox Holdings Corporation.
Our old peer group, as was reported in our Annual Report on Form 10-K for the year ended December 31, 2022, was comprised of: ACCO Brands Corporation; Avery Dennison Corporation; Bread Financial Holdings, Inc.; Cimpress plc; Deluxe Corporation; Diebold Nixdorf, Incorporated; Etsy, Inc.; Fidelity National Information Services, Inc.; Fiserv, Inc.; Hub Group, Inc.; NCR Corporation; Overstock.com, Inc.; Rockwell Automation, Inc.; Ryder System, Inc.; Schneider National, Inc. (included from 4/6/17 when it began trading); The Western Union Company; W.W. Grainger, Inc.; and Xerox Holdings Corporation.

Changed Peer Group, Footnote
(4)
In accordance with SEC rules, this column represents the annual change in the value of a $100 investment in Pitney Bowes Inc. and the indicated peer group from December 31, 2019 to the end of the indicated fiscal year, assuming the reinvestment of dividends.

Historical stock price performance is not necessarily indicative of future stock price performance. Total return for the peer group is based on market capitalization, weighted for each year. In 2022, as part of its annual process, the Committee reviewed the peer group and approved changes effective January 1, 2023 for the purposes of receiving NEO peer median pay levels and conducting pay practice reviews, as described in the “Compensation Discussion and Analysis” starting on page 53 of this Proxy Statement. Our new peer group, as reported in our 2023 Form 10-K is comprised of: ACCO Brands Corporation; Avery Dennison Corporation; Beyond, Inc. (name change from Overstock.com); Bread Financial Holdings, Inc. (name change from Alliance Data Systems); Cimpress plc; Deluxe Corporation; Diebold Nixdorf, Incorporated (included from 8/14/23 when it emerged from bankruptcy); Etsy, Inc.; Fidelity National Information Services, Inc.; Fiserv, Inc.; GXO Logistics, Inc. (included from 7/22/21 when it began trading); Hub Group, Inc.; NCR Voyix Corporation (name change from NCR Corporation); Rockwell Automation, Inc.; Ryder System, Inc.; Schneider National, Inc.; The Western Union Company; W.W. Grainger, Inc.; and Xerox Holdings Corporation.
Our old peer group, as was reported in our Annual Report on Form 10-K for the year ended December 31, 2022, was comprised of: ACCO Brands Corporation; Avery Dennison Corporation; Bread Financial Holdings, Inc.; Cimpress plc; Deluxe Corporation; Diebold Nixdorf, Incorporated; Etsy, Inc.; Fidelity National Information Services, Inc.; Fiserv, Inc.; Hub Group, Inc.; NCR Corporation; Overstock.com, Inc.; Rockwell Automation, Inc.; Ryder System, Inc.; Schneider National, Inc. (included from 4/6/17 when it began trading); The Western Union Company; W.W. Grainger, Inc.; and Xerox Holdings Corporation.

Adjustment To PEO Compensation, Footnote
Reconciliation of Compensation Actually Paid Adjustments:
Year	Summary Compensation Table Total ($)(a)	(Minus) Change in Accumulated Benefits Under Defined Benefit and Actuarial Pension Plans ($)(b)	Plus Service Costs Under Defined Benefit and Actuarial Pension Plans ($)(c)	(Minus) Grant Date Fair Value of Stock Option and Stock Awards Granted in Fiscal Year ($)(d)	Plus Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Option and Stock Awards Granted in Prior Fiscal Year ($)(e)	Plus/(Minus) Change in Fair Value of Outstanding and Unvested Stock Option and Stock Awards Granted in Prior Fiscal Years ($)(f)	Plus Fair Value Vesting of Stock Option and Stock Awards Granted in Fiscal Year that Vested During Fiscal Year ($)(g)	Plus/(Minus) Change in Fair Value as of Vesting Date of Stock Option and Stock Awards Granted in Prior Years for which Applicable Vesting Conditions Were Satisfied During Fiscal Year ($)(h)	Fair Value as of Prior Fiscal Year End of Stock Option and Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year ($)(i)	Equals Compensation Actually Paid ($)
	Jason Dies
2023	2,712,791	-	-	769,893	829,978	10,708	-	11,053	-	2,794,637
	Marc B. Lautenbach
2023	7,266,238	-	-	2,581,782	0	0	-	(28,289)	-	4,656,167
	Other NEOs (Average)(j)
2023	1,808,904	5,831	0	489,806	498,356	16,992	-	11,411	-	1,840,026
(a)	Represents Total Compensation as reported in the Summary Compensation Table for 2023. With respect to the other NEOs, amounts shown represent averages.
(b)	Represents the aggregate change in the actuarial present value of the accumulated benefits under all defined benefit and actuarial pension plans reported in the Summary Compensation Table for 2023.
(c)
Represents the sum of the actuarial present value of the benefits under all defined benefit and actuarial pension plans attributable to services rendered during 2023, calculated using the same methodology as used in the Company’s financial statements under generally accepted accounting principles.

(d)	Represents the grant date fair value of the stock option and stock awards granted during 2023, computed in accordance with the methodology used for financial reporting purposes.
(e)
Represents the fair value as of December 31, 2023 of the outstanding and unvested option awards and stock awards granted during 2023, using year-end stock price, and otherwise computed in accordance with the methodology used for financial reporting purposes.

(f)
Represents the change in fair value during 2023 of each option award and stock award that was granted in a prior fiscal year and that remained outstanding and unvested as of December 31, 2023, using year-end stock price, and otherwise computed in accordance with the methodology used for financial reporting purposes and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of December 31, 2023.

(g)	Represents the fair value at vesting of the option awards and stock awards that were granted and vested during 2023, computed in accordance with the methodology used for financial reporting purposes.
(h)
Represents the change in fair value, measured from the prior fiscal year-end to the vesting date, of each option award and stock award that was granted in a prior fiscal year and which vested during 2023, using the average of the high and low stock price on the vesting date for RSUs and PSUs, and otherwise computed in accordance with the methodology used for financial reporting purposes.

(i)
Represents the fair value as of the last day of the prior fiscal year of the option award and stock awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in 2023, using year-end stock price, and otherwise computed in accordance with the methodology used for financial reporting purposes.

(j)	See footnote 1 above for the NEOs included in the average for 2023.

Non-PEO NEO Average Total Compensation Amount			$ 1,808,904	$ 1,617,341	$ 1,599,173	$ 1,401,141
Non-PEO NEO Average Compensation Actually Paid Amount			$ 1,840,026	678,613	1,747,398	1,478,019
Adjustment to Non-PEO NEO Compensation Footnote
Reconciliation of Compensation Actually Paid Adjustments:
Year	Summary Compensation Table Total ($)(a)	(Minus) Change in Accumulated Benefits Under Defined Benefit and Actuarial Pension Plans ($)(b)	Plus Service Costs Under Defined Benefit and Actuarial Pension Plans ($)(c)	(Minus) Grant Date Fair Value of Stock Option and Stock Awards Granted in Fiscal Year ($)(d)	Plus Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Option and Stock Awards Granted in Prior Fiscal Year ($)(e)	Plus/(Minus) Change in Fair Value of Outstanding and Unvested Stock Option and Stock Awards Granted in Prior Fiscal Years ($)(f)	Plus Fair Value Vesting of Stock Option and Stock Awards Granted in Fiscal Year that Vested During Fiscal Year ($)(g)	Plus/(Minus) Change in Fair Value as of Vesting Date of Stock Option and Stock Awards Granted in Prior Years for which Applicable Vesting Conditions Were Satisfied During Fiscal Year ($)(h)	Fair Value as of Prior Fiscal Year End of Stock Option and Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year ($)(i)	Equals Compensation Actually Paid ($)
	Jason Dies
2023	2,712,791	-	-	769,893	829,978	10,708	-	11,053	-	2,794,637
	Marc B. Lautenbach
2023	7,266,238	-	-	2,581,782	0	0	-	(28,289)	-	4,656,167
	Other NEOs (Average)(j)
2023	1,808,904	5,831	0	489,806	498,356	16,992	-	11,411	-	1,840,026
(a)	Represents Total Compensation as reported in the Summary Compensation Table for 2023. With respect to the other NEOs, amounts shown represent averages.
(b)	Represents the aggregate change in the actuarial present value of the accumulated benefits under all defined benefit and actuarial pension plans reported in the Summary Compensation Table for 2023.
(c)
Represents the sum of the actuarial present value of the benefits under all defined benefit and actuarial pension plans attributable to services rendered during 2023, calculated using the same methodology as used in the Company’s financial statements under generally accepted accounting principles.

(d)	Represents the grant date fair value of the stock option and stock awards granted during 2023, computed in accordance with the methodology used for financial reporting purposes.
(e)
Represents the fair value as of December 31, 2023 of the outstanding and unvested option awards and stock awards granted during 2023, using year-end stock price, and otherwise computed in accordance with the methodology used for financial reporting purposes.

(f)
Represents the change in fair value during 2023 of each option award and stock award that was granted in a prior fiscal year and that remained outstanding and unvested as of December 31, 2023, using year-end stock price, and otherwise computed in accordance with the methodology used for financial reporting purposes and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of December 31, 2023.

(g)	Represents the fair value at vesting of the option awards and stock awards that were granted and vested during 2023, computed in accordance with the methodology used for financial reporting purposes.
(h)
Represents the change in fair value, measured from the prior fiscal year-end to the vesting date, of each option award and stock award that was granted in a prior fiscal year and which vested during 2023, using the average of the high and low stock price on the vesting date for RSUs and PSUs, and otherwise computed in accordance with the methodology used for financial reporting purposes.

(i)
Represents the fair value as of the last day of the prior fiscal year of the option award and stock awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in 2023, using year-end stock price, and otherwise computed in accordance with the methodology used for financial reporting purposes.

(j)	See footnote 1 above for the NEOs included in the average for 2023.

Compensation Actually Paid vs. Total Shareholder Return
Relationship Between Pay and Performance
We believe the compensation actually paid in each of the years reported above and over the four-year cumulative period are reflective of the Committee’s emphasis on “pay-for-performance” as the compensation actually paid fluctuated year-over-year, primarily due to the result of our stock performance and our varying levels of achievement against pre-established performance goals under the annual incentive pool, including our Adjusted EBIT performance. The CD&A describes in greater detail the Committee’s emphasis on “pay-for-performance” and how our executive compensation program is designed to link executive compensation with the achievement of our financial objectives as well as stockholder value creation.
The following graphs illustrate the relationship between pay and performance.
Pay vs. TSR

Compensation Actually Paid vs. Net Income
Relationship Between Pay and Performance
We believe the compensation actually paid in each of the years reported above and over the four-year cumulative period are reflective of the Committee’s emphasis on “pay-for-performance” as the compensation actually paid fluctuated year-over-year, primarily due to the result of our stock performance and our varying levels of achievement against pre-established performance goals under the annual incentive pool, including our Adjusted EBIT performance. The CD&A describes in greater detail the Committee’s emphasis on “pay-for-performance” and how our executive compensation program is designed to link executive compensation with the achievement of our financial objectives as well as stockholder value creation.
The following graphs illustrate the relationship between pay and performance.
Pay vs. Net Income

Compensation Actually Paid vs. Company Selected Measure
Relationship Between Pay and Performance
We believe the compensation actually paid in each of the years reported above and over the four-year cumulative period are reflective of the Committee’s emphasis on “pay-for-performance” as the compensation actually paid fluctuated year-over-year, primarily due to the result of our stock performance and our varying levels of achievement against pre-established performance goals under the annual incentive pool, including our Adjusted EBIT performance. The CD&A describes in greater detail the Committee’s emphasis on “pay-for-performance” and how our executive compensation program is designed to link executive compensation with the achievement of our financial objectives as well as stockholder value creation.
The following graphs illustrate the relationship between pay and performance.
Pay vs. Adjusted EBIT

Total Shareholder Return Vs Peer Group
Relationship Between Pay and Performance
We believe the compensation actually paid in each of the years reported above and over the four-year cumulative period are reflective of the Committee’s emphasis on “pay-for-performance” as the compensation actually paid fluctuated year-over-year, primarily due to the result of our stock performance and our varying levels of achievement against pre-established performance goals under the annual incentive pool, including our Adjusted EBIT performance. The CD&A describes in greater detail the Committee’s emphasis on “pay-for-performance” and how our executive compensation program is designed to link executive compensation with the achievement of our financial objectives as well as stockholder value creation.
The following graphs illustrate the relationship between pay and performance.
Pay vs. TSR

Tabular List, Table
Performance Measures Used to Link Company Performance and Compensation Actually Paid to the NEOs
Below is a list of performance measures, which in the Company’s assessment represent the most important performance measures used by the Company to link compensation actually paid to the NEOs for 2023. Please see the CD&A for further information regarding how each of these measures is used in the Company’s executive compensation program.
•	Adjusted EBIT
•	Adjusted EPS
•	Adjusted FCF
•	Revenue Growth
•	Stock Price

Total Shareholder Return Amount			$ 131	107	177	161
Peer Group Total Shareholder Return Amount			105	88	113	109
Net Income (Loss)			$ (385,627,000)	$ 36,940,000	$ (1,351,000)	$ (180,376,000)
Company Selected Measure Amount			171,595,000	153,780,000	173,689,000	213,584,000
PEO Name	Jason Dies	Marc B. Lautenbach		Marc B. Lautenbach	Marc B. Lautenbach	Marc B. Lautenbach
Old Peer Group Total Shareholder Return Amount				$ 88	$ 111	$ 109
Measure:: 1
Pay vs Performance Disclosure
Name			Adjusted EBIT
Non-GAAP Measure Description
(5)
Adjusted EBIT is a non-GAAP measure. For a reconciliation and additional information, please see “Reconciliation of Reported Consolidated Results to Adjusted Measures” on page 96 of this Proxy Statement. Adjusted EBIT is the Company selected measure due to the Company’s strategic focus on profitable revenue growth. The Company selected measure may change from year to year.

Measure:: 2
Pay vs Performance Disclosure
Name			Adjusted EPS
Measure:: 3
Pay vs Performance Disclosure
Name			Adjusted FCF
Measure:: 4
Pay vs Performance Disclosure
Name			Revenue Growth
Measure:: 5
Pay vs Performance Disclosure
Name			Stock Price
Jason Dies [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 2,712,791
PEO Actually Paid Compensation Amount			2,794,637
Marc B. Lautenbach [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			7,266,238	7,023,960	4,913,938	4,713,361
PEO Actually Paid Compensation Amount			4,656,167	$ 777,215	$ 6,871,285	$ 11,196,599
PEO | Jason Dies [Member] | Change in Accumulated Benefits Under Defined Benefit and Actuarial Pension Plans [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Jason Dies [Member] | Service Costs Under Defined Benefit and Actuarial Pension Plans [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Jason Dies [Member] | Grant Date Fair Value of Stock Option and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(769,893)
PEO | Jason Dies [Member] | Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Option and Stock Awards Granted in Prior Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			829,978
PEO | Jason Dies [Member] | Change in Fair Value of Outstanding and Unvested Stock Option and Stock Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			10,708
PEO | Jason Dies [Member] | Fair Value Vesting of Stock Option and Stock Awards Granted in Fiscal Year that Vested During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Jason Dies [Member] | Change in Fair Value as of Vesting Date of Stock Option and Stock Awards Granted in Prior Years for which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			11,053
PEO | Jason Dies [Member] | Fair Value as of Prior Fiscal Year End of Stock Option and Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Marc B. Lautenbach [Member] | Change in Accumulated Benefits Under Defined Benefit and Actuarial Pension Plans [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Marc B. Lautenbach [Member] | Service Costs Under Defined Benefit and Actuarial Pension Plans [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Marc B. Lautenbach [Member] | Grant Date Fair Value of Stock Option and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(2,581,782)
PEO | Marc B. Lautenbach [Member] | Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Option and Stock Awards Granted in Prior Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Marc B. Lautenbach [Member] | Change in Fair Value of Outstanding and Unvested Stock Option and Stock Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Marc B. Lautenbach [Member] | Fair Value Vesting of Stock Option and Stock Awards Granted in Fiscal Year that Vested During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Marc B. Lautenbach [Member] | Change in Fair Value as of Vesting Date of Stock Option and Stock Awards Granted in Prior Years for which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(28,289)
PEO | Marc B. Lautenbach [Member] | Fair Value as of Prior Fiscal Year End of Stock Option and Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Change in Accumulated Benefits Under Defined Benefit and Actuarial Pension Plans [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(5,831)
Non-PEO NEO | Service Costs Under Defined Benefit and Actuarial Pension Plans [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Grant Date Fair Value of Stock Option and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(489,806)
Non-PEO NEO | Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Option and Stock Awards Granted in Prior Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			498,356
Non-PEO NEO | Change in Fair Value of Outstanding and Unvested Stock Option and Stock Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			16,992
Non-PEO NEO | Fair Value Vesting of Stock Option and Stock Awards Granted in Fiscal Year that Vested During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Stock Option and Stock Awards Granted in Prior Years for which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			11,411
Non-PEO NEO | Fair Value as of Prior Fiscal Year End of Stock Option and Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 0